Pension and Other Postretirement Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Pension and Other Postretirement Employee Benefit Plans (Tables) [Abstract]
Changes in benefit obligations and plan assets and funded status amounts

	Defined benefit pension plans
As of or for the year ended December 31,	U.S.				Non-U.S.			OPEB plans(f)
(in millions)	2010		2009		2010		2009	2010	2009

Change in benefit obligation
Benefit obligation, beginning of year	$(7,977)		$(7,796)		$(2,536)		$(2,007)	$(1,025)	$(1,095)
Benefits earned during the year	(230)		(313)		(30)		(30)	(2)	(3)
Interest cost on benefit obligations	(468)		(514)		(128)		(122)	(55)	(64)
Plan amendments	—		384		10		1	—	—
Business combinations	—		(4	)(b)	(12	)(b)	—	—	(40	)(b)
Employee contributions	NA		NA		(4)		(3)	(70)	(64)
Net gain/(loss)	(249)		(408)		(71)		(287)	13	101
Benefits paid	604		674		96		95	168	160
Expected Medicare Part D subsidy receipts	NA		NA		NA		NA	(10)	(9)
Curtailments	—		—		—		1	—	(7)
Settlements	—		—		5		4	—	—
Special termination benefits	—		—		(1)		(1)	—	—
Foreign exchange impact and other	—		—		71		(187)	1	(4)

Benefit obligation, end of year	$(8,320)		$(7,977)		$(2,600)		$(2,536)	$(980)	$(1,025)

Change in plan assets
Fair value of plan assets, beginning of year	$10,218		$6,948		$2,432		$2,008	$1,269	$1,126
Actual return on plan assets	1,179		1,145		228		218	137	172
Firm contributions	35		2,799		157		115	3	2
Employee contributions	—		—		4		3	—	—
Benefits paid	(604)		(674)		(96)		(95)	(28)	(31)
Settlements	—		—		(5)		(4)	—	—
Foreign exchange impact and other	—		—		(73)		187	—	—

Fair value of plan assets, end of year	$10,828	(c)(d)	$10,218	(c)(d)	$2,647	(d)	$2,432 (d)	$1,381	$1,269

Funded/(unfunded) status(a)	$2,508	(e)	$2,241	(e)	$47		$(104)	$401	$244

Accumulated benefit obligation, end of year	$(8,271)		$(7,964)		$(2,576)		$(2,510)	NA	NA

(a)	Represents overfunded plans with an aggregate balance of $3.5 billion and $3.0 billion at December 31, 2010 and 2009, respectively, and underfunded plans with an aggregate balance of $561 million and $623 million at December 31, 2010 and 2009, respectively.

(b)	Represents change resulting from RBS Sempra Commodities business in 2010 and from the Washington Mutual plan in 2009.

(c)	At December 31, 2010 and 2009, approximately $385 million and $332 million, respectively, of U.S. plan assets included participation rights under participating annuity contracts.

(d)	At December 31, 2010 and 2009, defined benefit pension plan amounts not measured at fair value include $52 million and $82 million, respectively, of accrued receivables, and $187 million and $189 million, respectively, of accrued liabilities, for U.S. plans; and $9 million and $8 million, respectively, of accrued receivables for non-U.S. plans.

(e)	Does not include any amounts attributable to the Washington Mutual Qualified Pension plan. The disposition of this plan remained subject to litigation and was not determinable.

(f)	Includes an unfunded accumulated postretirement benefit obligation of $36 million and $29 million at December 31, 2010 and 2009, respectively, for the U.K. plan.

Pretax pension and OPEB amounts recorded in AOCI

	Defined benefit pension plans
December 31,	U.S.		Non-U.S.		OPEB plans
(in millions)	2010	2009	2010	2009	2010	2009

Net gain/(loss)	$(2,627)	$(3,039)	$(566)	$(666)	$(119)	$(171)
Prior service credit/(cost)	321	364	13	3	9	22

Accumulated other comprehensive income/ (loss), pretax, end of year	$(2,306)	$(2,675)	$(553)	$(663)	$(110)	$(149)

Components of net periodic benefit costs reported in the Consolidated Statements of Income and other comprehensive income

	Pension plans
	U.S.			Non-U.S.			OPEB plans
Year ended December 31, (in millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008

Components of net periodic benefit cost
Benefits earned during the year	$230	$313	$278	$31	$28	$29	$2	$3	$5
Interest cost on benefit obligations	468	514	488	128	122	142	55	65	74
Expected return on plan assets	(742)	(585)	(719)	(126)	(115)	(152)	(96)	(97)	(98)
Amortization:
Net loss	225	304	—	56	44	25	(1)	—	—
Prior service cost/(credit)	(43)	4	4	(1)	—	—	(13)	(14)	(16)
Curtailment (gain)/loss	—	1	1	—	—	—	—	5	4
Settlement (gain)/loss	—	—	—	1	1	—	—	—	—
Special termination benefits	—	—	—	1	1	3	—	—	—

Net periodic benefit cost	138	551	52	90	81	47	(53)	(38)	(31)
Other defined benefit pension plans(a)	14	15	11	11	12	14	NA	NA	NA

Total defined benefit plans	152	566	63	101	93	61	(53)	(38)	(31)
Total defined contribution plans	332	359	263	251	226	286	NA	NA	NA

Total pension and OPEB cost included in compensation expense	$484	$925	$326	$352	$319	$347	$(53)	$(38)	$(31)

Changes in plan assets and benefit obligations recognized in other comprehensive income
Net (gain)/loss arising during the year	$(187)	$(168)	$3,243	$(21)	$183	$235	$(54)	$(176)	$248
Prior service credit arising during the year	—	(384)	—	(10)	(1)	—	—	—	—
Amortization of net loss	(225)	(304)	—	(56)	(44)	(27)	1	—	—
Amortization of prior service (cost)/credit	43	(6)	(5)	1	—	—	13	15	15
Curtailment (gain)/loss	—	—	—	—	—	—	—	2	3
Settlement loss/(gain)	—	—	—	(1)	(1)	—	—	—	—
Foreign exchange impact and other	—	18	—	(23)	36	(150)	1	(1)	3

Total recognized in other comprehensive income	(369)	(844)	3,238	(110)	173	58	(39)	(160)	269

Total recognized in net periodic benefit cost and other comprehensive income	$(231)	$(293)	$3,290	$(20)	$254	$105	$(92)	$(198)	$238

(a)	Includes various defined benefit pension plans, which are individually immaterial.

Estimated pretax amounts that will be amortized from AOCI into net periodic benefit cost

	Defined benefit pension plans		OPEB plans
(in millions)	U.S.	Non-U.S.	U.S.	Non-U.S.

Net loss	$168	$44	$—	$—
Prior service cost/(credit)	(43)	(1)	(8)	—

Total	$125	$43	$(8)	$—

Actual rate of return on plan assets

	U.S.			Non-U.S.
December 31,	2010	2009	2008	2010	2009	2008

Actual rate of return:
Defined benefit pension plans	12.23%	13.78%	(25.17)%	0.77-10.65%	3.17-22.43%	(21.58)-5.06%
OPEB plans	11.23	15.93	(17.89)	NA	NA	NA

Weighted-average assumptions used to determine benefit obligations

	U.S.		Non-U.S.
December 31,	2010	2009	2010	2009

Discount rate:
Defined benefit pension plans	5.50%	6.00%	1.60-5.50%	2.00-5.70%
OPEB plans	5.50	6.00	5.50	5.70
Rate of compensation increase	4.00	4.00	3.00-4.50	3.00-4.50
Health care cost trend rate:
Assumed for next year	7.00	7.75	6.50	5.40
Ultimate	5.00	5.00	6.00	4.50
Year when rate will reach ultimate	2017	2014	2015	2014

Weighted-average assumptions used to determine net periodic benefit costs

	U.S.			Non-U.S.
Year ended December 31,	2010	2009	2008	2010	2009	2008

Discount rate:
Defined benefit pension plans	6.00%	6.65%	6.60%	2.00-5.70%	2.00-6.20%	2.25-5.80%
OPEB plans	6.00	6.70	6.60	5.70	6.20	5.80
Expected long-term rate of return on plan assets:
Defined benefit pension plans	7.50	7.50	7.50	2.40-6.20	2.50-6.90	3.25-5.75
OPEB plans	7.00	7.00	7.00	NA	NA	NA
Rate of compensation increase	4.00	4.00	4.00	3.00-4.50	3.00-4.00	3.00-4.25
Health care cost trend rate:
Assumed for next year	7.75	8.50	9.25	5.40	7.00	5.75
Ultimate	5.00	5.00	5.00	4.50	5.50	4.00
Year when rate will reach ultimate	2014	2014	2014	2014	2012	2010

Effect of a one-percentage-point change in the assumed health care cost trend rate on the Firm's total service and interest cost and accumulated postretirement benefit obligation

	1-Percentage-	1-Percentage-
Year ended December 31, 2010	point	point
(in millions)	increase	decrease

Effect on total service and interest cost	$2	$(2)
Effect on accumulated postretirement benefit obligation	36	(31)

Weighted-average asset allocation of the fair values of total plan assets

	Defined benefit pension plans
	U.S.			Non-U.S.			OPEB plans(c)
	Target	% of plan assets		Target	% of plan assets		Target	% of plan assets
December 31,	Allocation	2010	2009	Allocation	2010	2009	Allocation	2010	2009

Asset category
Debt securities(a)	10-30%	29%	29%	72%	71%	75%	50%	50%	50%
Equity securities	25-60	40	40	26	28	23	50	50	50
Real estate	5-20	4	4	1	—	1	—	—	—
Alternatives(b)	15-50	27	27	1	1	1	—	—	—

Total	100%	100%	100%	100%	100%	100%	100%	100%	100%

(a)	Debt securities primarily include corporate debt, U.S. federal, state, local and non-U.S. government, and mortgage-backed securities.

(b)	Alternatives primarily include limited partnerships.

(c)	Represents the U.S. OPEB plan only, as the U.K. OPEB plan is unfunded.

Pension and OPEB plan assets and liabilities measured at fair value
Pension and OPEB plan assets and liabilities measured at fair value

	U.S. defined benefit pension plans					Non-U.S. defined benefit pension plans
December 31, 2010				Total					Total
(in millions)	Level 1	Level 2	Level 3	fair value		Level 1	Level 2	Level 3	fair value

Cash and cash equivalents	$—	$—	$—	$—		$81	$—	$—	$81
Equity securities:
Capital equipment	748	9	—	757		68	13	—	81
Consumer goods	712	—	—	712		75	21	—	96
Banks and finance companies	414	1	—	415		113	9	—	122
Business services	444	—	—	444		53	10	—	63
Energy	195	—	—	195		59	6	—	65
Materials	205	—	—	205		50	13	—	63
Real Estate	21	—	—	21		1	—	—	1
Other	857	6	—	863		194	16	—	210

Total equity securities	3,596	16	—	3,612		613	88	—	701

Common/collective trust funds(a)	1,195	756	—	1,951		46	180	—	226
Limited partnerships:
Hedge funds	—	959	1,102	2,061		—	—	—	—
Private equity funds	—	—	1,232	1,232		—	—	—	—
Real estate	—	—	304	304		—	—	—	—

Total limited partnerships	—	959	2,638	3,597		—	—	—	—

Corporate debt securities(b)	—	424	1	425		—	718	—	718
U.S. federal, state, local and non-U.S. government debt securities	—	453	—	453		—	864	—	864
Mortgage-backed securities(c)	188	55	—	243		1	—	—	1
Derivative receivables(d)	2	194	—	196		—	3	—	3
Other	218	58	387	663		18	51	—	69

Total assets measured at fair value(e)(f)	$5,199	$2,915	$3,026	$11,140		$759	$1,904	$—	$2,663

Derivative payables	—	(177)	—	(177)		—	(25)	—	(25)

Total liabilities measured at fair value	$—	$(177)	$—	$(177	)(g)	$—	$(25)	$—	$(25)

	U.S. defined benefit pension plans					Non-U.S. defined benefit pension plans
December 31, 2009				Total					Total
(in millions)	Level 1	Level 2	Level 3	fair value		Level 1	Level 2	Level 3	fair value

Cash and cash equivalents	$71	$—	$—	$71		$27	$—	$—	$27
Equity securities:
Capital equipment	608	13	—	621		49	16	—	65
Consumer goods	554	—	—	554		64	18	—	82
Banks and finance companies	324	—	—	324		90	12	—	102
Business services	322	—	—	322		39	13	—	52
Energy	188	—	—	188		45	13	—	58
Materials	186	—	—	186		35	3	—	38
Real estate	19	—	—	19		—	—	—	—
Other	571	1	—	572		171	—	—	171

Total equity securities	2,772	14	—	2,786		493	75	—	568

Common/collective trust funds(a)	1,868	610	—	2,478		23	185	—	208
Limited partnerships:
Hedge funds	—	912	627	1,539		—	—	—	—
Private equity funds	—	—	874	874		—	—	—	—
Real estate	—	—	196	196		—	—	—	—

Total limited partnerships	—	912	1,697	2,609		—	—	—	—

Corporate debt securities(b)	—	941	—	941		—	685	—	685
U.S. federal, state, local and non-U.S. government debt securities	—	406	—	406		—	841	—	841
Mortgage-backed securities(c)	169	54	—	223		—	—	—	—
Derivative receivables(d)	—	90	—	90		—	5	—	5
Other	348	115	334	797		18	89	13	120

Total assets measured at fair value(e)(f)	$5,228	$3,142	$2,031	$10,401		$561	$1,880	$13	$2,454

Derivative payables	—	(76)	—	(76)		—	(30)	—	(30)

Total liabilities measured at fair value	$—	$(76)	$—	$(76	)(g)	$—	$(30)	$—	$(30)

(a)	At December 31, 2010 and 2009, common/collective trust funds generally include commingled funds that primarily included 22% and 39%, respectively, of short-term investment funds; 21% and 24%, respectively, of equity (index) investments; and 16% and 15%, respectively, of international investments.

(b)	Corporate debt securities include debt securities of U.S. and non-U.S. corporations.

(c)	At December 31, 2010 and 2009, mortgage-backed securities were generally invested 77% and 72%, respectively, in debt securities issued by U.S. government agencies.

(d)	At December 31, 2010 and 2009, derivative receivables primarily included 89% and 80%, respectively, of foreign exchange contracts; and 11% and 16%, respectively, of equity warrants.

(e)	At December 31, 2010 and 2009, the fair value of investments valued at NAV were $4.1 billion and $4.2 billion, respectively, which were classified within the valuation hierarchy as follows: $1.3 billion and $2.0 billion in level 1, $1.7 billion and $1.6 billion in level 2 and $1.1 billion and $600 million in level 3.

(f)	At December 31, 2010 and 2009, excluded U.S. defined benefit pension plan receivables for investments sold and dividends and interest receivables of $52 million and $82 million, respectively; and excluded non-U.S. defined benefit pension plan receivables for dividends and interest receivables of $9 million and $8 million, respectively.

(g)	At December 31, 2010 and 2009, excluded $149 million and $177 million, respectively, of U.S. defined benefit pension plan payables for investments purchased; and $38 million and $12 million, respectively, of other liabilities.

Changes in level 3 fair value measurements using significant unobservable inputs

Year ended		Total realized/			Fair value,
December 31, 2010	Fair value,	unrealized	Purchases, sales	Transfers in and/or	December 31,
(in millions)	January 1, 2010	gains/(losses)(a)	and settlements, net	out of level 3	2010

U.S. defined benefit pension plans
Limited partnerships:
Hedge funds	$627	$8	$388	$79	$1,102
Private equity funds	874	111	235	12	1,232
Real estate	196	19	89	—	304

Total limited partnerships	$1,697	$138	$712	$91	$2,638

Corporate debt securities	—	—	—	1	1
Other	334	53	—	—	387

Total U.S. plans	$2,031	$191	$712	$92	$3,026

Non-U.S. defined benefit pension plans
Other	$13	$(1)	$(12)	$—	$—

Total non-U.S. plans	$13	$(1)	$(12)	$—	$—

OPEB plans
COLI	$1,269	$137	$(25)	$—	$1,381

Total OPEB plans	$1,269	$137	$(25)	$—	$1,381

Year ended		Total realized/			Fair value,
December 31, 2009	Fair value,	unrealized	Purchases, sales	Transfers in and/or	December 31,
(in millions)	January 1, 2009	gains/(losses)(a)	and settlements, net	out of level 3	2009

U.S. defined benefit pension plans
Limited partnerships:
Hedge funds	$524	$112	$(9)	$—	$627
Private equity funds	810	(1)	80	(15)	874
Real estate	203	(107)	100	—	196

Total limited partnerships	$1,537	$4	$171	$(15)	$1,697

Corporate debt securities	—	—	—	—	—
Other	315	19	—	—	334

Total U.S. plans	$1,852	$23	$171	$(15)	$2,031

Non-U.S. defined benefit pension plans
Other	$14	$(1)	$—	$—	$13

Total non-U.S. plans	$14	$(1)	$—	$—	$13

OPEB plans
COLI	$1,126	$172	$(29)	$—	$1,269

Total OPEB plans	$1,126	$172	$(29)	$—	$1,269

(a)	For the years ended December 31, 2010, and 2009, respectively, total realized (unrealized) gains/(losses) are the changes in unrealized gains or losses relating to assets held at December 31, 2010 and 2009, respectively.

Estimated future benefit payments

	U.S.	Non-U.S.
Year ended December 31,	defined benefit	defined benefit	OPEB before	Medicare
(in millions)	pension plans	pension plans	Medicare Part D subsidy	Part D subsidy

2011	$1,001	$84	$99	$10
2012	1,011	92	97	11
2013	587	98	95	12
2014	593	102	94	13
2015	592	111	92	14
Years 2016—2020	3,013	640	418	78